Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash flows from operating activities
Loss for the period	$ (2,011,000)	$ (3,264,000)	$ (5,996,000)	$ (11,314,000)		$ (14,649,000)		$ (22,661,000)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of clinical trial deposit			0	2,150,000
Amortization of intangible assets						3,225,000
Depreciation of property and equipment			38,000	45,000		60,000		60,000
Change in fair value of milestone liability			17,000	1,000		3,000		(19,000)
Stock option expense			481,000	1,244,000		1,490,000		2,248,000
Restricted stock unit expense			136,000	164,000
Warrants issued for services								35,000
Restricted stock units and shares issued for services						200,000
Changes in operating assets and liabilities
Prepaid expenses, taxes and other receivables			452,000	210,000		371,000		(722,000)
Clinical trial deposit			879,000	(1,700,000)		(1,700,000)		(500,000)
Accounts payable and accrued liabilities			(1,541,000)	(616,000)		(442,000)		1,007,000
Related party payables			(200,000)	(541,000)		(423,000)		160,000
Net cash used in operating activities			(5,734,000)	(10,357,000)		(11,865,000)		(20,392,000)
Cash flows from investing activities
Purchase of equipment			(20,000)	(232,000)		(232,000)
Net cash used in investing activities			(20,000)	(232,000)		(232,000)
Cash flows from financing activities
Series A Preferred cash dividend			(6,000)	(6,000)		(8,000)		(8,000)
Net proceeds from the issuance of shares and warrants						1,903,000		21,569,000
Payment of prior year issuance costs						(43,000)
Warrants exercised for cash								74,000
Net cash provided by financing activities			10,570,000	1,854,000		1,852,000		21,635,000
Decrease in cash and cash equivalents			4,816,000	(8,735,000)		(10,245,000)		1,243,000
Cash and cash equivalents – beginning of period			1,535,000	11,780,000		11,780,000		10,537,000
Cash and cash equivalents – end of period	6,351,000	3,045,000	6,351,000	3,045,000		$ 1,535,000		$ 11,780,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Cash flows from operating activities
Loss for the period	(4,842,142)	(18,708,932)			$ (29,316,826)		$ (9,367,513)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of derivative liability	(12,092)
Depreciation of property and equipment	34,000	61,000			177,000,000		373,000,000
Stock compensation expense	334,604	169,645			478,890		218,275
Depreciation and amortization	34,307	60,447			177,377		373,093
Amortization of debt discount	17,383				5,124
Forgiveness of Paycheck Protection Program loan							(294,070)
Changes in operating assets and liabilities
Accounts payable and accrued liabilities	691,880	(1,216,826)			337,746		1,848,469
Other current assets	(1,408)	200,904			(1,995)		(356,646)
Other noncurrent assets	(56,777)	61,974			151,173		70,133
Write-off of in-process R&D		16,200,000			16,217,655
Net cash used in operating activities	(3,834,245)	(3,232,788)			(11,950,856)		(7,508,259)
Cash flows from investing activities
Cash paid for asset acquisition		(1,200,000)			(1,217,655)
Purchases of property and equipment					(79,224)		(36,277)
Net cash used in investing activities		(1,200,000)			(1,296,879)		(36,277)
Cash flows from financing activities
Shares repurchased					(24,751)
Proceeds from convertible note payable	4,903,000				2,685,000
Repayment of note payable							(350,000)
Issuance of series B preferred stock with warrants							16,601,000
Payment of debt issuance costs	(272,297)
Net cash provided by financing activities	4,630,703				2,660,249		16,251,000
Decrease in cash and cash equivalents	796,458	(4,432,788)			(10,587,486)		8,706,464
Cash and cash equivalents – beginning of period	3,665,032	14,252,518			14,252,518		5,546,054
Cash and cash equivalents – end of period	4,461,490	9,819,730	4,461,490	9,819,730	3,665,032		14,252,518
Supplemental Cash Flow Information [Abstract]
Issuance of preferred shares for stock prepayment							$ 5,600,000
Debt issuance costs not yet paid	379,063				242,530
Derivative liability associated with make-whole premium	228,092				137,000
Shares issued for asset acquisition		$ 15,000,000			$ 15,000,000
Right-of-use asset recognized in exhange for operating lease obligations	318,722
Deferred offering costs not yet paid	$ 284,867
Equity Line [Member]
Cash flows from financing activities
Net proceeds from the issuance of shares			105,000	1,860,000
ATM Facility [Member]
Cash flows from financing activities
Net proceeds from the issuance of shares			$ 10,471,000	$ 0